Definite-Lived Intangible Assets, Net - Schedule of Definite-Lived Intangible Assets Amortization Expense (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Definite-Lived Intangible Assets Amortization Expense [Abstract]
Twelve months ending March 31, 2026			$ 1,041,288
Twelve months ending March 31, 2027			1,041,288
Twelve months ending March 31, 2028			101,168
Twelve months ending March 31, 2029			10,419
Twelve months ending March 31, 2030 and thereafter			13,689
Total	$ 2,207,852	$ 3,273,226	$ 2,207,852